RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 16:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	In the past, the Company entered into a number of agreements with affiliates of the FIMI Opportunity Funds ("FIMI"), formerly the Company's largest shareholder.

b.
As of December 31, 2024 and 2023, FIMI held less than 5% of Company’s share capital and had no representatives on the Company’s board of directors. Accordingly, FIMI and its affiliates are not considered related parties of the Company as of December 31, 2024 and 2023, and during the years ended December 31, 2024 and 2023.

c.	The transactions with the Company’s related parties were approved by the Company’s Audit Committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.	Transactions with the related parties:

	Year ended December 31,
	2024			2023			2022

Cost of revenues of products	$	*	)	$	*	)	$134

Purchase of property and equipment and inventory	$	*	)	$	*	)	$100

*) Affiliates of FIMI were not considered related parties of the Company during the years ended December 31, 2024 and 2023.